A FRESH APPROACH TO REAL ESTATE INVESTING

Seeking Value In Investments That Others Often Overlook

Real Estate has long been considered by some to be a valued component of a well-diversified portfolio. Until now, only institutional investors and high net worth individuals have had access to the innovative real estate approach offered by MacKenzie Capital Management. With the launch of MacKenzie Realty Capital, certain investors may be able to participate in MacKenzie's real estate strategy, which seeks to provide current cash flow along with the potential of future returns. With its low minimum investment ($5,000), this publicly registered fund that seeks to build a diversified portfolio of real estate securities may be a smart option for some investors.

Core Strategy

The fund's core strategy is to purchase illiquid securities at significant discounts to estimated net asset value. With them, we seek to build diversified portfolios of income-producing and growth-oriented REITs and limited partnerships. Our clients invest at prices we estimate to be significantly below current market value of the underlying asset.

Knowledge Is Key

MacKenzie Realty Capital is managed by MacKenzie Capital Management ("MacKenzie") and its investment advisory affiliate, MCM Advisers, LP ("MCMA"), who have specialized in the area of discounted real estate securities for more than a quarter of a century.

Our team of real estate and securities analysts has extensive hands-on acquisition experience and deep insight into the real estate market. We also have a proprietary database of real estate securities collected over 27 years of continued analysis, which allows us to quickly recognize, and potentially capitalize on, windows of opportunity.

Facts at a Glance

- The adviser of MacKenzie Realty Capital has been actively managing portfolios of discounted real estate securities since 1987. The fund seeks to purchase illiquid securities at significant discounts to estimated net asset value.
- MacKenzie Realty Capital intends to elect to be taxed as a REIT, if it becomes eligible for that election.
- MacKenzie Realty Capital is a newly formed, non-traded, publicly registered BDC that seeks to provide current cash flow and the potential for future returns.

The foregoing information contains, or may be deemed to contain, "forward-looking statements" within the meaning of Section 27A of the Securities Act of 1933. These forward-looking statements include all statements regarding the current intent, belief or expectations regarding matters covered and all statements which are not statements of historical fact. By their nature, forward-looking statements involve risks and uncertainties because they relate to events and depend on circumstances that may or may not occur in the future. The future results of MacKenzie Realty Capital, Inc. (the "Fund") may vary from the results expressed in, or implied by, forward-looking statements, possibly to a material degree. Since those factors can cause results, performance and achievements to differ materially from those discussed in this presentation, you are cautioned not to place undue reliance on the forward-looking statements. Past performance is not indicative of future results. The Fund will update these forward-looking statements to reflect any material changes occurring prior to the completion of the offering. For a discussion of some of the important factors that could cause results to differ from those expressed in, or implied by, the forward-looking statements contained herein, please refer to the Fund's registration statement (SEC File No. 333-181853), in particular, the "Risk Factors" section. The forward-looking statements in this document are excluded from the safe harbor protection of Section 27A of the Securities Act of 1933.

Risk Factors
The Fund should be considered speculative and involves a high degree of risk including the potential loss of investment. The Fund's illiquid nature will prevent investors from having access to their money for an indefinite period of time. Investors are subject to stockholders transaction expenses of 13% in addition to annual management fees. The Fund intends to qualify as a REIT, and if it does not qualify, there may be adverse tax consequences.

NEITHER THIS PRESENTATION NOR THE CONTENT HEREIN CONSTITUTES AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY THE FUND'S SHARES (WHICH MAY ONLY BE DONE THROUGH THE PROSPECTUS) AND IS NOT INCORPORATED BY REFERENCE INTO THE PROSPECTUS. The Fund is not offering its securities or soliciting any offer to purchase its securities in any state where the offer or sale is not permitted. In particular, the Fund will not offer its securities in AK, AL, KY, MT, ND, NY, RI, SD, WV or WY.

Prospective investors in the Fund should carefully consider the Fund's investment objectives, risks, charges and expenses, which are discussed in the Prospectus, before investing. The Prospectus, which contains this and other information about the Fund, is available and should be read carefully before investing. A copy of the Prospectus may be obtained from Arete Wealth Management, LLC by calling 847-658-8366 or by writing to Arete Wealth Management, LLC, 1699 East Woodfield Road, Suite 565, Schaumburg, IL 60173-4920. Among others, Arete Wealth Management, LLC, a broker-dealer registered in North Carolina, will offer the Fund in that state.

THE COMMISSIONER OF CORPORATIONS OF THE STATE OF CALIFORNIA DOES NOT RECOMMEND OR ENDORSE THE PURCHASE OF THE FUND'S SECURITIES.

SALES AND ADVERTISING LITERATURE MUST BE READ IN CONJUNCTION WITH THE PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. A COPY OF THE PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH ANY OFFERING.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the Fund's securities or determined if the information herein or in the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Arete Wealth Management, LLC is a member of FINRA (www.finra.org) and SIPC (www.sipc.org).

C. E. "PAT" PATTERSON, Chairman of the Board
TIM DOZOIS, Independent Director
TOM FRAME, Independent Director
GLEN W. FULLER, Chief Operating Officer
CHIP PATTERSON, General Counsel and Secretary
ROBERT E. DIXON, Chief Executive Officer and President
PAUL F. KOSLOSKY, Chief Financial Officer & Treasurer
CHRIS SIMPSON, Chief Portfolio Manager
JERI R. BLUTH, Chief Compliance Officer

Board of Directors

Our leadership team provides the vision and strategic insight behind our innovative approach to real estate investing.

Our board of directors consists of three members. Two of them are not "interested persons" under Section 2(a)(19) of the 1940 Act, so we refer to them as independent directors.

TOM FRAME, Independent Director

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Tom Frame, an MRC director since 2012, was a co-founder of TransCentury Property Management and sole founder of Paradigm Investment Corporation. TransCentury began in 1973 and has syndicated and managed over 19,000 residential units. During the last 35 years, Mr. Frame has been a principal in the acquisition, financing, restoration, and sale of over $500,000,000 in residential and commercial real estate. Paradigm was founded in 1985 to sponsor and manage private, closed end mutual funds. Paradigm managed a portfolio of over $7,000,000 in limited partnership securities. The last of the funds successfully liquidated in 2003.

Mr. Frame received a B.A. degree in Physics and a B.S. degree in Mathematics from the University of Kansas, a J.D. degree from the San Francisco Law School, and an MBA with honors from Pepperdine University. Mr. Frame is currently managing his own investments which include residential units, commercial property, and a portfolio of securities.

The foregoing information contains, or may be deemed to contain, "forward-looking statements" within the meaning of Section 27A of the Securities Act of 1933. These forward-looking statements include all statements regarding the current intent, belief or expectations regarding matters covered and all statements which are not statements of historical fact. By their nature, forward-looking statements involve risks and uncertainties because they relate to events and depend on circumstances that may or may not occur in the future. The future results of MacKenzie Realty Capital, Inc. (the "Fund") may vary from the results expressed in, or implied by, forward-looking statements, possibly to a material degree. Since these factors can cause results, performance and achievements to differ materially from those discussed in this presentation, you are cautioned not to place undue reliance on the forward-looking statements. Past performance is not indicative of future results. The Fund will update these forward-looking statements to reflect any material changes occurring prior to the completion of the offering. For a discussion of some of the important factors that could cause results to differ from those expressed in, or implied by, the forward-looking statements contained herein, please refer to the Fund's registration statement (SEC File No. 333-181853), in particular, the "Risk Factors" section. The forward-looking statements in this document are excluded from the safe harbor protection of Section 27A of the Securities Act of 1933.

Risk Factors
The Fund should be considered speculative and involves a high degree of risk including the potential loss of investment. The Fund's illiquid nature will prevent investors from having access to their money for an indefinite period of time. Investors are subject to stockholders transaction expenses of 13% in addition to annual management fees. The Fund intends to qualify as a REIT, and if it does not qualify, there may be adverse tax consequences.

NEITHER THIS PRESENTATION NOR THE CONTENT HEREIN CONSTITUTES AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY THE FUND'S SHARES (WHICH MAY ONLY BE DONE THROUGH THE PROSPECTUS) AND IS NOT INCORPORATED BY REFERENCE INTO THE PROSPECTUS. The Fund is not offering its securities or soliciting any offer to purchase its securities in any state where the offer or sale is not permitted. In particular, the Fund will not offer its securities in AK, AL, KY, MT, ND, NY, RI, SD, WV or WY.

Prospective investors in the Fund should carefully consider the Fund's investment objectives, risks, charges and expenses, which are discussed in the Prospectus, before investing. The Prospectus, which contains this and other information about the Fund, is available and should be read carefully before investing. A copy of the Prospectus may be obtained from Arete Wealth Management, LLC by calling 847-859-6366 or by writing to Arete Wealth Management, LLC, 1695 East Woodfield Road, Suite 565, Schaumburg, IL 60173-4926. Among others, Arete Wealth Management, LLC, a broker-dealer registered in North Carolina, will offer the Fund in that state.

THE COMMISSIONER OF CORPORATIONS OF THE STATE OF CALIFORNIA DOES NOT RECOMMEND OR ENDORSE THE PURCHASE OF THE FUND'S SECURITIES.

SALES AND ADVERTISING LITERATURE MUST BE READ IN CONJUNCTION WITH THE PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. A COPY OF THE PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH ANY OFFERING.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the Fund's securities or determined if the information herein or in the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Arete Wealth Management, LLC is a member of FINRA (www.finra.org) and SIPC (www.sipc.org).

C. E. "PAT" PATTERSON, Chairman of the Board
TIM DOZOIS, Independent Director
TOM FRAME, Independent Director
GLEN W. FULLER, Chief Operating Officer
CHIP PATTERSON, General Counsel and Secretary
ROBERT E. DIXON, Chief Executive Officer and President
PAUL F. KOSLOSKY, Chief Financial Officer & Treasurer
CHRIS SIMPSON, Chief Portfolio Manager
JERI R. BLUTH, Chief Compliance Officer

Board of Directors

Our leadership team provides the vision and strategic insight behind our innovative approach to real estate investing.

Our board of directors consists of three members. Two of them are not "interested persons" under Section 2(a)(19) of the 1940 Act, so we refer to them as independent directors.

TIM DOZOIS, Independent Director

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Tim Dozois, an MRC director since 2012, has been the Vice President and Corporate Counsel for Pendrell Corporation, a NASDAQ listed company specializing in intellectual property solutions, since 2010. He has 23 years of experience supporting leading corporations in securities law compliance, mergers, acquisitions, and real estate acquisition, financing, and management. Prior to joining Pendrell Corporation, Mr. Dozios was a partner for a brief period with Zupancic Rathbone Law Group, Inc., a firm that specializes in structured financing with a particular emphasis on the acquisition, financing and management of troubled real property assets. From 1996 until early 2010, Mr. Dozois served as an equity partner of Davis Wright Tremaine LLP, a Seattle-based law firm of approximately 500 lawyers.

Mr. Dozois received his B.S. degree in Financial Management from Oregon State University and his J.D. degree from the University of Oregon School of Law, where he was Order of the Coif.

The foregoing information contains, or may be deemed to contain, "forward-looking statements" within the meaning of Section 27A of the Securities Act of 1933. These forward-looking statements include all statements regarding the current intent, belief or expectations regarding matters covered and all statements which are not statements of historical fact. By their nature, forward-looking statements involve risks and uncertainties because they relate to events and depend on circumstances that may or may not occur in the future. The future results of MacKenzie Realty Capital, Inc. (the "Fund") may vary from the results expressed in, or implied by, forward-looking statements, possibly to a material degree. Since these factors can cause results, performance and achievements to differ materially from those discussed in this presentation, you are cautioned not to place undue reliance on the forward-looking statements. Past performance is not indicative of future results. The Fund will update these forward-looking statements to reflect any material changes occurring prior to the completion of the offering. For a discussion of some of the important factors that could cause results to differ from those expressed in, or implied by, the forward-looking statements contained herein, please refer to the Fund's registration statement (SEC File No. 333-181853), in particular, the "Risk Factors" section. The forward-looking statements in this document are excluded from the safe harbor protection of Section 27A of the Securities Act of 1933.

Risk Factors
The Fund should be considered speculative and involves a high degree of risk including the potential loss of investment. The Fund's illiquid nature will prevent investors from having access to their money for an indefinite period of time. Investors are subject to stockholders transaction expenses of 13% in addition to annual management fees. The Fund intends to qualify as a REIT, and if it does not qualify, there may be adverse tax consequences.

NEITHER THIS PRESENTATION NOR THE CONTENT HEREIN CONSTITUTES AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY THE FUND'S SHARES (WHICH MAY ONLY BE DONE THROUGH THE PROSPECTUS) AND IS NOT INCORPORATED BY REFERENCE INTO THE PROSPECTUS. The Fund is not offering its securities or soliciting any offer to purchase its securities in any state where the offer or sale is not permitted. In particular, the Fund will not offer its securities in AK, AL, KY, MT, ND, NY, RI, SD, WV or WY.

Prospective investors in the Fund should carefully consider the Fund's investment objectives, risks, charges and expenses, which are discussed in the Prospectus, before investing. The Prospectus, which contains this and other information about the Fund, is available and should be read carefully before investing. A copy of the Prospectus may be obtained from Arete Wealth Management, LLC by calling 847-658-8356 or by writing to Arete Wealth Management, LLC, 1699 East Woodfield Road, Suite 565, Schaumburg, IL 60173-4920. Among others, Arete Wealth Management, LLC, a broker-dealer registered in North Carolina, will offer the Fund in that state.

THE COMMISSIONER OF CORPORATIONS OF THE STATE OF CALIFORNIA DOES NOT RECOMMEND OR ENDORSE THE PURCHASE OF THE FUND'S SECURITIES.

SALES AND ADVERTISING LITERATURE MUST BE READ IN CONJUNCTION WITH THE PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. A COPY OF THE PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH ANY OFFERING.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the Fund's securities or determined if the information herein or in the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Arete Wealth Management, LLC is a member of FINRA (www.finra.org) and SIPC (www.sipc.org)

C. E. "PAT" PATTERSON, Chairman of the Board
TIM DOZOIS, Independent Director
TOM FRAME, Independent Director
GLEN W. FULLER, Chief Operating Officer
CHIP PATTERSON, General Counsel and Secretary
ROBERT E. DIXON, Chief Executive Officer and President
PAUL F. KOSLOSKY, Chief Financial Officer & Treasurer
CHRIS SIMPSON, Chief Portfolio Manager
JERI R. BLUTH, Chief Compliance Officer

Board of Directors

Our leadership team provides the vision and strategic insight behind our innovative approach to real estate investing.

Our board of directors consists of three members. Two of them are not "interested persons" under Section 2(a)(19) of the 1940 Act, so we refer to them as independent directors.

ROBERT E. DIXON, Chief Executive Officer and President

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Mr. Dixon is Managing Director and Chief Investment Officer of MacKenzie and the Adviser, where he has been employed since 2005. He is a director of their general partner and a beneficial owner of all three companies. Mr. Dixon is C.E. and Berniece Patterson's son-in-law.

Mr. Dixon served as an officer and director of Sutter Holding Company, Inc. from March 2002 until 2005. Mr. Dixon founded Sutter Capital Management, LLC, an investment management firm, in 1998 and sold it in 2005 to the Adviser. Mr. Dixon has been president of Sutter Capital Management since its founding. Mr. Dixon received his MBA degree from Cornell University in 1998 and became a Chartered Financial Analyst® in 1996. From October 1994 to June 1996 he worked for MacKenzie as a securities research analyst. He worked for Lehman Brothers, Inc. in equity sales and trading during 1993 and 1994. Mr. Dixon received his B.A. degree in Economics from the University of California at Los Angeles in 1992.

The foregoing information contains, or may be deemed to contain, "forward-looking statements" within the meaning of Section 27A of the Securities Act of 1933. These forward-looking statements include all statements regarding the current intent, belief or expectations regarding matters covered and all statements which are not statements of historical fact. By their nature, forward-looking statements involve risks and uncertainties because they relate to events and depend on circumstances that may or may not occur in the future. The future results of MacKenzie Realty Capital, Inc. (the "Fund") may vary from the results expressed in, or implied by, forward-looking statements, possibly to a material degree. Since these factors can cause results, performance and achievements to differ materially from those discussed in this presentation, you are cautioned not to place undue reliance on the forward-looking statements. Past performance is not indicative of future results. The Fund will update these forward-looking statements to reflect any material changes occurring prior to the completion of the offering. For a discussion of some of the important factors that could cause results to differ from those expressed in, or implied by, the forward-looking statements contained herein, please refer to the Fund's registration statement (SEC File No. 333-181853), in particular, the "Risk Factors" section. The forward-looking statements in this document are excluded from the safe harbor protection of Section 27A of the Securities Act of 1933.

Risk Factors
The Fund should be considered speculative and involves a high degree of risk including the potential loss of investment. The Fund's illiquid nature will prevent investors from having access to their money for an indefinite period of time. Investors are subject to stockholders transaction expenses of 13% in addition to annual management fees. The Fund intends to qualify as a REIT, and if it does not qualify, there may be adverse tax consequences.

NEITHER THIS PRESENTATION NOR THE CONTENT HEREIN CONSTITUTES AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY THE FUND'S SHARES (WHICH MAY ONLY BE DONE THROUGH THE PROSPECTUS) AND IS NOT INCORPORATED BY REFERENCE INTO THE PROSPECTUS. The Fund is not offering its securities or soliciting any offer to purchase its securities in any state where the offer or sale is not permitted. In particular, the Fund will not offer its securities in AK, AL, KY, MT, ND, NY, RI, SD, WV or WY.

Prospective investors in the Fund should carefully consider the Fund's investment objectives, risks, charges and expenses, which are discussed in the Prospectus, before investing. The Prospectus, which contains this and other information about the Fund, is available and should be read carefully before investing. A copy of the Prospectus may be obtained from Arete Wealth Management, LLC by calling 847-658-8356 or by writing to Arete Wealth Management, LLC, 1699 East Woodfield Road, Suite 585, Schaumburg, IL 60173-4920. Among others, Arete Wealth Management, LLC, a broker-dealer registered in North Carolina, will offer the Fund in that state.

THE COMMISSIONER OF CORPORATIONS OF THE STATE OF CALIFORNIA DOES NOT RECOMMEND OR ENDORSE THE PURCHASE OF THE FUND'S SECURITIES.

SALES AND ADVERTISING LITERATURE MUST BE READ IN CONJUNCTION WITH THE PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. A COPY OF THE PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH ANY OFFERING.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the Fund's securities or determined if the information herein or in the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Arete Wealth Management, LLC is a member of FINRA (www.finra.org) and SIPC (www.sipc.org).

Securities offered through Arete Wealth Management, LLC, Member FINRA & SIPC.
Arete Wealth Management, LLC and MacKenzie Capital Management, LP are not affiliated companies.

C. E. "PAT" PATTERSON, Chairman of the Board
TIM DOZOIS, Independent Director
TOM FRAME, Independent Director
GLEN W. FULLER, Chief Operating Officer
CHIP PATTERSON, General Counsel and Secretary
ROBERT E. DIXON, Chief Executive Officer and President
PAUL F. KOSLOSKY, Chief Financial Officer & Treasurer
CHRIS SIMPSON, Chief Portfolio Manager
JERI R. BLUTH, Chief Compliance Officer

Board of Directors

Our leadership team provides the vision and strategic insight behind our innovative approach to real estate investing.

Our board of directors consists of three members. Two of them are not "interested persons" under Section 2(a)(19) of the 1940 Act, so we refer to them as independent directors.

PAUL F. KOSLOSKY, Chief Financial Officer & Treasurer

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Paul Koslosky is the Chief Financial Officer for MacKenzie and the Adviser where he has been employed since 1997. He owns a beneficial interest in each MacKenzie, the Adviser, and their general partner. He is responsible for accounting and reporting for MacKenzie, the funds it manages, and other related business interests.

Mr. Koslosky graduated from California State University, Hayward in 1980 with a B.S. degree in Business Administration. He spent five years with Zellerbach Paper Company, a billion-dollar paper distributor, as staff accountant and, eventually, financial reporting manager. Prior to joining MacKenzie, he worked for Doric Development, an Alameda, California real estate developer with numerous related business interests. At Doric he served as accounting manager responsible for the accounting and reporting for commercial development and construction. He served as controller from 1985 to 1997 responsible for accounting, reporting, cash management, and human resources for Doric and its related companies.

The foregoing information contains, or may be deemed to contain, "forward-looking statements" within the meaning of Section 27A of the Securities Act of 1933. These forward-looking statements include all statements regarding the current intent, belief or expectations regarding matters covered and all statements which are not statements of historical fact. By their nature, forward-looking statements involve risks and uncertainties because they relate to events and depend on circumstances that may or may not occur in the future. The future results of MacKenzie Realty Capital, Inc. (the "Fund") may vary from the results expressed in, or implied by, forward-looking statements, possibly to a material degree. Since these factors can cause results, performance and achievements to differ materially from those discussed in this presentation, you are cautioned not to place undue reliance on the forward-looking statements. Past performance is not indicative of future results. The Fund will update these forward-looking statements to reflect any material changes occurring prior to the completion of the offering. For a discussion of some of the important factors that could cause results to differ from those expressed in, or implied by, the forward-looking statements contained herein, please refer to the Fund's registration statement (SEC File No. 333-191853), in particular, the "Risk Factors" section. The forward-looking statements in this document are excluded from the safe harbor protection of Section 27A of the Securities Act of 1933.

Risk Factors
The Fund should be considered speculative and involves a high degree of risk including the potential loss of investment. The Fund's illiquid nature will prevent investors from having access to their money for an indefinite period of time. Investors are subject to stockholders transaction expenses of 13% in addition to annual management fees. The Fund intends to qualify as a REIT, and if it does not qualify, there may be adverse tax consequences.

NEITHER THIS PRESENTATION NOR THE CONTENT HEREIN CONSTITUTES AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY THE FUND'S SHARES (WHICH MAY ONLY BE DONE THROUGH THE PROSPECTUS) AND IS NOT INCORPORATED BY REFERENCE INTO THE PROSPECTUS. The Fund is not offering its securities or soliciting any offer to purchase its securities in any state where the offer or sale is not permitted. In particular, the Fund will not offer its securities in AK, AL, KY, MT, ND, NY, RI, SD, WV or WY.

Prospective investors in the Fund should carefully consider the Fund's investment objectives, risks, charges and expenses, which are discussed in the Prospectus, before investing. The Prospectus, which contains this and other information about the Fund, is available and should be read carefully before investing. A copy of the Prospectus may be obtained from Arete Wealth Management, LLC by calling 847-658-8366 or by writing to Arete Wealth Management, LLC, 1699 East Woodfield Road, Suite 565, Schaumburg, IL 60173-4920. Among others, Arete Wealth Management, LLC, a broker-dealer registered in North Carolina, will offer the Fund in that state.

THE COMMISSIONER OF CORPORATIONS OF THE STATE OF CALIFORNIA DOES NOT RECOMMEND OR ENDORSE THE PURCHASE OF THE FUND'S SECURITIES.

SALES AND ADVERTISING LITERATURE MUST BE READ IN CONJUNCTION WITH THE PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. A COPY OF THE PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH ANY OFFERING.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the Fund's securities or determined if the information herein or in the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Arete Wealth Management, LLC is a member of FINRA (www.finra.org) and SIPC (www.sipc.org).

MACKENZIE
Realty Capital

- C. E. "PAT" PATTERSON, Chairman of the Board
- TOM DOZOIS, Independent Director
- TOM FRAME, Independent Director
- GLEN W. FULLER, Chief Operating Officer
- CHIP PATTERSON, General Counsel and Secretary
- ROBERT E. DIXON, Chief Executive Officer and President
- PAUL F. KOSLOSKY, Chief Financial Officer & Treasurer
- CHRIS SIMPSON, Chief Portfolio Manager
- JERI K. BLUTH, Chief Compliance Officer

Board of Directors

Our leadership team provides the vision and strategic insight behind our innovative approach to real estate investing.

Our board of directors consists of three members. Two of them are not "interested persons" under Section 2(a)(19) of the 1940 Act, so we refer to them as independent directors.

C. E. "PAT" PATTERSON, Chairman of the Board

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Mr. Patterson, an MRC director since 2012, is co-founder and Chairman of MacKenzie Capital Management, LP ("MacKenzie") and MCM Advisers, LP (the "Adviser"), a director of their general partner, and a beneficial owner of all three companies. Mr. Patterson co-founded the MacKenzie companies in 1982.

Mr. Patterson has spent his entire business career in the financial services industry. In 1965, following his graduation from the University of Oregon with a B.S. degree, he was selected as a junior executive trainee by Merrill Lynch, Pierce, Fenner and Smith, Inc. This intensive two-year training program was conducted in New York and included "on-the-floor" experience on all the major stock and commodity trading floors in the U.S. and Europe as well as a one-year position in Securities Research. Subsequently assigned to Merrill's Oakland, California office, Mr. Patterson had responsibility as an account executive for individual investors through 1971.

In 1971, Mr. Patterson joined Eastman Dillon, Union Securities, Inc. with responsibility for Institutional Accounts in San Francisco and Hawaii. Upon the merger of Blyth & Co. with Eastman Dillon, Mr. Patterson was appointed assistant manager and then resident manager of the firm's Oakland office. He became a vice president of the firm in 1975. During the years 1976 to 1981, Mr. Patterson was associated with Smith Barney, Harris Upham, Inc. as a vice president, sales; Merrill Lynch, Pierce, Fenner and Smith, Inc. as a senior account executive; and Paine Webber, Jackson & Curtis as an account vice president. During this period his primary responsibility was the counseling of individual clients, but he also was responsible for research and marketing of specialized financial products.

In 1981, Mr. Patterson founded Patterson Financial Services, Inc. (now MCM Advisers, LP) with Berniece A. Patterson as a financial planning firm. He founded Patterson Real Estate Services, a licensed California Real Estate Broker, in 1982. As Chairman of MCM Advisers, LP Mr. Patterson is responsible for all investment counseling activities. He supervises the analysis of investment opportunities for the clients of the firm. In 1988, Mr. Patterson co-founded the predecessor of MacKenzie. The MacKenzie acts as the General Partner and MacKenzie to a number of prior investment funds. Mr. Patterson is the Chairman of MacKenzie.

Mr. Patterson is a former Certified Financial Planner, has completed the College of Financial Planning's Due Diligence course, and is a past member of both the Institute of Certified Financial Planners and the International Association for Financial Planning.

C. E. "PAT" PATTERSON, Chairman of the Board
TIM DOZOIS, Independent Director
TOM FRAME, Independent Director
GLEN W. FULLER, Chief Operating Officer
CHIP PATTERSON, General Counsel and Secretary
ROBERT E. DIXON, Chief Executive Officer and President
PAUL F. KOSLOSKY, Chief Financial Officer & Treasurer
CHRIS SIMPSON, Chief Portfolio Manager
JERI R. BLUTH, Chief Compliance Officer

Board of Directors

Our leadership team provides the vision and strategic insight behind our innovative approach to real estate investing.

Our board of directors consists of three members. Two of them are not "interested persons" under Section 2(a)(19) of the 1940 Act, so we refer to them as independent directors.

JERI R. BLUTH, Chief Compliance Officer

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Mrs. Bluth is the Chief Compliance Officer for MacKenzie and the Adviser, where she has been employed since 1996. She owns a beneficial interest in each MacKenzie, the Adviser, and their general partner. Mrs. Bluth oversees compliance for all the funds advised by the Adviser, and she will oversee MRC's compliance with its Code of Ethics, Bylaws, Charter, and applicable rules and regulations.

Mrs. Bluth began her career with MacKenzie in July of 1996 in the Investor Services Department. During Mrs. Bluth's career with MacKenzie, she graduated from St. Mary's College of California in June 2001, with a B.A. degree in Business Management.

The foregoing information contains, or may be deemed to contain, "forward-looking statements" within the meaning of Section 27A of the Securities Act of 1933. These forward-looking statements include all statements regarding the current intent, belief or expectations regarding matters covered and all statements which are not statements of historical fact. By their nature, forward-looking statements involve risks and uncertainties because they relate to events and depend on circumstances that may or may not occur in the future. The future results of MacKenzie Realty Capital, Inc. (the "Fund") may vary from the results expressed in, or implied by, forward-looking statements, possibly to a material degree. Since these factors can cause results, performance and achievements to differ materially from those discussed in this presentation, you are cautioned not to place undue reliance on the forward-looking statements. Past performance is not indicative of future results. The Fund will update these forward-looking statements to reflect any material changes occurring prior to the completion of the offering. For a discussion of some of the important factors that could cause results to differ from those expressed in, or implied by, the forward-looking statements contained herein, please refer to the Fund's registration statement (SEC File No. 333-181853), in particular, the "Risk Factors" section. The forward-looking statements in this document are excluded from the safe harbor protection of Section 27A of the Securities Act of 1933.

Risk Factors
The Fund should be considered speculative and involves a high degree of risk including the potential loss of investment. The Fund's illiquid nature will prevent investors from having access to their money for an indefinite period of time. Investors are subject to stockholders transaction expenses of 13% in addition to annual management fees. The Fund intends to qualify as a REIT, and if it does not qualify, there may be adverse tax consequences.

NEITHER THIS PRESENTATION NOR THE CONTENT HEREIN CONSTITUTES AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY THE FUND'S SHARES (WHICH MAY ONLY BE DONE THROUGH THE PROSPECTUS) AND IS NOT INCORPORATED BY REFERENCE INTO THE PROSPECTUS. The Fund is not offering its securities or soliciting any offer to purchase its securities in any state where the offer or sale is not permitted. In particular, the Fund will not offer its securities in AK, AL, KY, MT, ND, NY, RI, SD, WV or WY.

Prospective investors in the Fund should carefully consider the Fund's investment objectives, risks, charges and expenses, which are discussed in the Prospectus, before investing. The Prospectus, which contains this and other information about the Fund, is available and should be read carefully before investing. A copy of the Prospectus may be obtained from Arete Wealth Management, LLC by calling 847-656-8396 or by writing to Arete Wealth Management, LLC, 1699 East Woodfield Road, Suite 565, Schaumburg, IL 60173-4920. Among others, Arete Wealth Management, LLC, a broker dealer registered in North Carolina, will offer the Fund in that state.

THE COMMISSIONER OF CORPORATIONS OF THE STATE OF CALIFORNIA DOES NOT RECOMMEND OR ENDORSE THE PURCHASE OF THE FUND'S SECURITIES.

SALES AND ADVERTISING LITERATURE MUST BE READ IN CONJUNCTION WITH THE PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. A COPY OF THE PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH ANY OFFERING.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the Fund's securities or determined if the information herein or in the Prospectus is truthful or complete. Any representation to the contrary is a criminal offence.

Arete Wealth Management, LLC is a member of FINRA (www.finra.org) and SIPC (www.sipc.org).

C. E. "PAT" PATTERSON, Chairman of the Board
TIM DOZOIS, Independent Director
TOM FRAME, Independent Director
GLEN W. FULLER, Chief Operating Officer
CHIP PATTERSON, General Counsel and Secretary
ROBERT E. DIXON, Chief Executive Officer and President
PAUL F. KOSLOSKY, Chief Financial Officer & Treasurer
CHRIS SIMPSON, Chief Portfolio Manager
JERI R. BLUTH, Chief Compliance Officer

Board of Directors

Our leadership team provides the vision and strategic insight behind our innovative approach to real estate investing.

Our board of directors consists of three members. Two of them are not "interested persons" under Section 2(a)(19) of the 1940 Act, so we refer to them as independent directors.

GLEN W. FULLER, Chief Operating Officer

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Glen Fuller is Managing Director and Chief Operating Officer of MacKenzie and the Adviser, where he has been employed since 2000. He is a director of their general partner and a beneficial owner of all three companies. Mr. Fuller is Berniece Patterson's son and C.E. Patterson's stepson.

Mr. Fuller began working for MacKenzie as a portfolio manager and research analyst. Before joining MacKenzie, Mr. Fuller spent two years running the over the counter trading desk for North Coast Securities Corp. (previously Morgan Fuller Capital Group) with responsibility for both the proprietary and retail trading desks. Mr. Fuller was also the registered options principal and registered municipal bond principal for North Coast Securities Corp., a registered broker-dealer. Mr. Fuller previously held his NASD Series 7 general securities registration. Mr. Fuller has a B.A. in Management. Mr. Fuller has also spent time working on the floor of the New York Stock Exchange as a trading clerk and on the floor of the Pacific Stock Exchange in San Francisco as an assistant specialist for LIT America.

The foregoing information contains, or may be deemed to contain, "forward-looking statements" within the meaning of Section 27A of the Securities Act of 1933. These forward-looking statements include all statements regarding the current intent, belief or expectations regarding matters covered and all statements which are not statements of historical fact. By their nature, forward-looking statements involve risks and uncertainties because they relate to events and depend on circumstances that may or may not occur in the future. The future results of MacKenzie Realty Capital, Inc. (the "Fund") may vary from the results expressed in, or implied by, forward-looking statements, possibly to a material degree. Since these factors can cause results, performance and achievements to differ materially from those discussed in this presentation, you are cautioned not to place undue reliance on the forward-looking statements. Past performance is not indicative of future results. The Fund will update these forward-looking statements to reflect any material changes occurring prior to the completion of the offering. For a discussion of some of the important factors that could cause results to differ from those expressed in, or implied by, the forward-looking statements contained herein, please refer to the Fund's registration statement (SEC File No. 333-181853), in particular, the "Risk Factors" section. The forward-looking statements in this document are excluded from the safe harbor protection of Section 27A of the Securities Act of 1933.

Risk Factors
The Fund should be considered speculative and involves a high degree of risk including the potential loss of investment. The Fund's illiquid nature will prevent investors from having access to their money for an indefinite period of time. Investors are subject to stockholders transaction expenses of 13% in addition to annual management fees. The Fund intends to qualify as a REIT, and if it does not qualify, there may be adverse tax consequences.

NEITHER THIS PRESENTATION NOR THE CONTENT HEREIN CONSTITUTES AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY THE FUND'S SHARES (WHICH MAY ONLY BE DONE THROUGH THE PROSPECTUS) AND IS NOT INCORPORATED BY REFERENCE INTO THE PROSPECTUS. The Fund is not offering its securities or soliciting any offer to purchase its securities in any state where the offer or sale is not permitted. In particular, the Fund will not offer its securities in AK, AL, KY, MT, ND, NY, RI, SD, WV or WY.

Prospective investors in the Fund should carefully consider the Fund's investment objectives, risks, charges and expenses, which are discussed in the Prospectus, before investing. The Prospectus, which contains this and other information about the Fund, is available and should be read carefully before investing. A copy of the Prospectus may be obtained from Arete Wealth Management, LLC by calling 847-658-8356 or by writing to Arete Wealth Management, LLC, 1699 East Woodfield Road, Suite 585, Schaumburg, IL 60173-4920. Among others, Arete Wealth Management, LLC, a broker-dealer registered in North Carolina, will offer the Fund in that state.

THE COMMISSIONER OF CORPORATIONS OF THE STATE OF CALIFORNIA DOES NOT RECOMMEND OR ENDORSE THE PURCHASE OF THE FUND'S SECURITIES.

SALES AND ADVERTISING LITERATURE MUST BE READ IN CONJUNCTION WITH THE PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. A COPY OF THE PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH ANY OFFERING.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the Fund's securities or determined if the information herein or in the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Arete Wealth Management, LLC is a member of FINRA (www.finra.org) and SIPC (www.sipc.org)

C. E. "PAT" PATTERSON, Chairman of the Board
TIM DOZOIS, Independent Director
TOM FRAME, Independent Director
GLEN W. FULLER, Chief Operating Officer
CHIP PATTERSON, General Counsel and Secretary
ROBERT E. DIXON, Chief Executive Officer and President
PAUL F. KOSLOSKY, Chief Financial Officer & Treasurer
CHRIS SIMPSON, Chief Portfolio Manager
JERI R. BLUTH, Chief Compliance Officer

Board of Directors

Our leadership team provides the vision and strategic insight behind our innovative approach to real estate investing.

Our board of directors consists of three members. Two of them are not "interested persons" under Section 2(a)(19) of the 1940 Act, so we refer to them as independent directors.

CHRIS SIMPSON, Chief Portfolio Manager

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Mrs. Simpson is Senior Vice President and Chief Portfolio Manager of MacKenzie and the Adviser, where she has been employed since 1990. Mrs. Simpson is responsible for handling the day-to-day operations of MacKenzie's research department. During Mrs. Simpson's career with MacKenzie, she graduated with a B.A. degree in Business Management from St. Mary's College of California in October 2004 (with honors). She subsequently obtained an M.S. degree in Financial Analysis and Investment Management in September 2006, and an MBA in June 2008, both from St. Mary's College of California. As a result of these and other professional experiences, Mrs. Simpson possesses particular knowledge and experience in real estate that strengthen the investment committee's collective qualifications, skills and experience.

The foregoing information contains, or may be deemed to contain, "forward-looking statements" within the meaning of Section 27A of the Securities Act of 1933. These forward-looking statements include all statements regarding the current intent, belief or expectations regarding matters covered and all statements which are not statements of historical fact. By their nature, forward-looking statements involve risks and uncertainties because they relate to events and depend on circumstances that may or may not occur in the future. The future results of MacKenzie Realty Capital, Inc. (the "Fund") may vary from the results expressed in, or implied by, forward-looking statements, possibly to a material degree. Since these factors can cause results, performance and achievements to differ materially from those discussed in this presentation, you are cautioned not to place undue reliance on the forward-looking statements. Past performance is not indicative of future results. The Fund will update these forward-looking statements to reflect any material changes occurring prior to the completion of the offering. For a discussion of some of the important factors that could cause results to differ from those expressed in, or implied by, the forward-looking statements contained herein, please refer to the Fund's registration statement (SEC File No. 333-181853), in particular, the "Risk Factors" section. The forward-looking statements in this document are excluded from the safe harbor protection of Section 27A of the Securities Act of 1933.

Risk Factors
The Fund should be considered speculative and involves a high degree of risk including the potential loss of investment. The Fund's illiquid nature will prevent investors from having access to their money for an indefinite period of time. Investors are subject to stockholders transaction expenses of 13% in addition to annual management fees. The Fund intends to qualify as a REIT, and if it does not qualify, there may be adverse tax consequences.

NEITHER THIS PRESENTATION NOR THE CONTENT HEREIN CONSTITUTES AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY THE FUND'S SHARES (WHICH MAY ONLY BE DONE THROUGH THE PROSPECTUS) AND IS NOT INCORPORATED BY REFERENCE INTO THE PROSPECTUS. The Fund is not offering its securities or soliciting any offer to purchase its securities in any state where the offer or sale is not permitted. In particular, the Fund will not offer its securities in AK, AL, KY, MT, ND, NY, RI, SD, WV or WY.

Prospective investors in the Fund should carefully consider the Fund's investment objectives, risks, charges and expenses, which are discussed in the Prospectus, before investing. The Prospectus, which contains this and other information about the Fund, is available and should be read carefully before investing. A copy of the Prospectus may be obtained from Arete Wealth Management, LLC by calling 847-656-8395 or by writing to Arete Wealth Management, LLC, 1699 East Woodfield Road, Suite 565, Schaumburg, IL 60173-4920. Among others, Arete Wealth Management, LLC, a broker-dealer registered in North Carolina, will offer the Fund in that state.

THE COMMISSIONER OF CORPORATIONS OF THE STATE OF CALIFORNIA DOES NOT RECOMMEND OR ENDORSE THE PURCHASE OF THE FUND'S SECURITIES.

SALES AND ADVERTISING LITERATURE MUST BE READ IN CONJUNCTION WITH THE PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. A COPY OF THE PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH ANY OFFERING.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the Fund's securities or determined if the information herein or in the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Arete Wealth Management, LLC is a member of FINRA (www.finra.org) and SIPC (www.sipc.org).

C. E. "PAT" PATTERSON, Chairman of the Board
TIM DOZOIS, Independent Director
TOM FRAME, Independent Director
GLEN W. FULLER, Chief Operating Officer
CHIP PATTERSON, General Counsel and Secretary
ROBERT E. DIXON, Chief Executive Officer and President
PAUL F. KOSLOSKY, Chief Financial Officer & Treasurer
CHRIS SIMPSON, Chief Portfolio Manager
JERI R. BLUTH, Chief Compliance Officer

Board of Directors

Our leadership team provides the vision and strategic insight behind our innovative approach to real estate investing.

Our board of directors consists of three members. Two of them are not "interested persons" under Section 2(a)(19) of the 1940 Act, so we refer to them as independent directors.

CHIP PATTERSON, General Counsel and Secretary

PREVIOUS BIO | NEXT BIO

Mr. Patterson is Managing Director and General Counsel of MacKenzie and the Adviser, where he has been employed since 2003. He is a director of their general partner and a beneficial owner of all three companies. Mr. Patterson is C.E. Patterson's son and Berniece Patterson's stepson.

Mr. Patterson graduated magna cum laude from the University of Michigan Law School with a J.D. and with high distinction and Phi Beta Kappa from the University of California at Berkeley with a B.A. in Political Science. Prior to joining MacKenzie, he was a securities and corporate finance attorney with the national law firm of Davis Wright Tremaine LLP. Prior to law school, Mr. Patterson taught physics, chemistry, and math at the high school level for three years. He also has prior experience in sales, retail, and banking, and is a licensed California Real Estate Broker.

The foregoing information contains, or may be deemed to contain, "forward-looking statements" within the meaning of Section 27A of the Securities Act of 1933. These forward-looking statements include all statements regarding the current intent, belief or expectations regarding matters covered and all statements which are not statements of historical fact. By their nature, forward-looking statements involve risks and uncertainties because they relate to events and depend on circumstances that may or may not occur in the future. The future results of MacKenzie Realty Capital, Inc. (the "Fund") may vary from the results expressed in, or implied by, forward-looking statements, possibly to a material degree. Since these factors can cause results, performance and achievements to differ materially from those discussed in this presentation, you are cautioned not to place undue reliance on the forward-looking statements. Past performance is not indicative of future results. The Fund will update these forward-looking statements to reflect any material changes occurring prior to the completion of the offering. For a discussion of some of the important factors that could cause results to differ from those expressed in, or implied by, the forward-looking statements contained herein, please refer to the Fund's registration statement (SEC File No. 333-181853), in particular the "Risk Factors" section. The forward-looking statements in this document are excluded from the safe harbor protection of Section 27A of the Securities Act of 1933.

Risk Factors
The Fund should be considered speculative and involves a high degree of risk including the potential loss of investment. The Fund's illiquid nature will prevent investors from having access to their money for an indefinite period of time. Investors are subject to stockholders transaction expenses of 13% in addition to annual management fees. The Fund intends to qualify as a REIT, and if it does not qualify, there may be adverse tax consequences.

NEITHER THIS PRESENTATION NOR THE CONTENT HEREIN CONSTITUTES AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY THE FUND'S SHARES (WHICH MAY ONLY BE DONE THROUGH THE PROSPECTUS) AND IS NOT INCORPORATED BY REFERENCE INTO THE PROSPECTUS. The Fund is not offering its securities or soliciting any offer to purchase its securities in any state where the offer or sale is not permitted. In particular, the Fund will not offer its securities in AK, AL, KY, MT, ND, NY, RI, SD, WV or WY.

Prospective investors in the Fund should carefully consider the Fund's investment objectives, risks, charges and expenses, which are discussed in the Prospectus, before investing. The Prospectus, which contains this and other information about the Fund, is available and should be read carefully before investing. A copy of the Prospectus may be obtained from Arete Wealth Management, LLC by calling 847-658-8356 or by writing to Arete Wealth Management, LLC, 1690 East Woodfield Road, Suite 305, Schaumburg, IL 60173-4920. Among others, Arete Wealth Management, LLC, a broker-dealer registered in North Carolina, will offer the Fund in that state.

THE COMMISSIONER OF CORPORATIONS OF THE STATE OF CALIFORNIA DOES NOT RECOMMEND OR ENDORSE THE PURCHASE OF THE FUND'S SECURITIES.

SALES AND ADVERTISING LITERATURE MUST BE READ IN CONJUNCTION WITH THE PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. A COPY OF THE PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH ANY OFFERING.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the Fund's securities or determined if the information herein or in the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Arete Wealth Management, LLC is a member of FINRA (www.finra.org) and SIPC (www.sipc.org).

MACKENZIE

AN INNOVATIVE APPROACH TO REAL ESTATE SECURITIES

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Risk Factors

FISCAL YEAR 2013/14 SEC FILINGS

Registration Statements

2013 Amended SEC Registration Statement Form N-2/A

Form 10-Q's

Period ended Mar. 31, 2014
Period ended Dec. 31, 2013
Period ended Sep. 30, 2013

Form 8-K's

Aug. 12, 2014: 2nd Qtr 2014 Distribution
Jun. 6, 2014: Sale of Prescott Hotel
May 6, 2014: 1st Quarter 2014 Distribution

Form 10-K's

Year ended Jun. 30, 2013

Proxy Statements

Dated Sep. 13, 2013

The foregoing information contains, or may be deemed to contain, "forward-looking statements" within the meaning of Section 27A of the Securities Act of 1933. These forward-looking statements include all statements regarding the current intent, belief or expectations regarding matters covered and all statements which are not statements of historical fact. By their nature, forward-looking statements involve risks and uncertainties because they relate to events and depend on circumstances that may or may not occur in the future. The future results of MacKenzie Realty Capital, Inc. (the "Fund") may vary from the results expressed in, or implied by, forward-looking statements, possibly to a material degree. Since these factors can cause results, performance and achievements to differ materially from those discussed in this presentation, you are cautioned not to place undue reliance on the forward-looking statements. Past performance is not indicative of future results. The Fund will update these forward-looking statements to reflect any material changes occurring prior to the completion of the offering. For a discussion of some of the important factors that could cause results to differ from those expressed in, or implied by, the forward-looking statements contained herein, please refer to the Fund's registration statement (SEC File No. 333-181853), in particular, the "Risk Factors" section. The forward-looking statements in this document are excluded from the safe harbor protection of Section 27A of the Securities Act of 1933.

Risk Factors
The Fund should be considered speculative and involves a high degree of risk including the potential loss of investment. The Fund's illiquid nature will prevent investors from having access to their money for an indefinite period of time. Investors are subject to stockholders transaction expenses of 13% in addition to annual management fees. The Fund intends to qualify as a REIT, and if it does not qualify, there may be adverse tax consequences.

NEITHER THIS PRESENTATION NOR THE CONTENT HEREIN CONSTITUTES AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY THE FUND'S SHARES (WHICH MAY ONLY BE DONE THROUGH THE PROSPECTUS) AND IS NOT INCORPORATED BY REFERENCE INTO THE PROSPECTUS. The Fund is not offering its securities or soliciting any offer to purchase its securities in any state where the offer or sale is not permitted. In particular, the Fund will not offer its securities in AK, AL, KY, MT, ND, NY, RI, SD, WV or WY.

Prospective investors in the Fund should carefully consider the Fund's investment objectives, risks, charges and expenses, which are discussed in the Prospectus, before investing. The Prospectus, which contains this and other information about the Fund, is available and should be read carefully before investing. A copy of the Prospectus may be obtained from Arete Wealth Management, LLC by calling 847-658-8366 or by writing to Arete Wealth Management, LLC, 1699 East Woodfield Road, Suite 565, Schaumburg, IL 60173-4920. Among others, Arete Wealth Management, LLC, a broker-dealer registered in North Carolina, will offer the Fund in that state.

THE COMMISSIONER OF CORPORATIONS OF THE STATE OF CALIFORNIA DOES NOT RECOMMEND OR ENDORSE THE PURCHASE OF THE FUND'S SECURITIES.

SALES AND ADVERTISING LITERATURE MUST BE READ IN CONJUNCTION WITH THE PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. A COPY OF THE PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH ANY OFFERING.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the Fund's securities or determined if the information herein or in the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Arete Wealth Management, LLC is a member of FINRA (www.finra.org) and SIPC (www.sipc.org).

A FRESH APPROACH TO REAL ESTATE INVESTING

Contact Us

MacKenzie Realty Capital, Inc.
1640 School Street
Moraga, CA 94556

Main: (800) 854-8357
Local: (925) 631-9100
Fax: (925) 631-9119
Email: This email address is being protected from spambots. You need JavaScript enabled to view it.">investors@mackenzierealtycapital.com

The foregoing information contains, or may be deemed to contain, "forward-looking statements" within the meaning of Section 27A of the Securities Act of 1933. These forward-looking statements include all statements regarding the current intent, belief or expectations regarding matters covered and all statements which are not statements of historical fact. By their nature, forward-looking statements involve risks and uncertainties because they relate to events and depend on circumstances that may or may not occur in the future. The future results of MacKenzie Realty Capital, Inc. (the "Fund") may vary from the results expressed in, or implied by, forward-looking statements, possibly to a material degree. Since these factors can cause results, performance and achievements to differ materially from those discussed in this presentation, you are cautioned not to place undue reliance on the forward-looking statements. Past performance is not indicative of future results. The Fund will update these forward-looking statements to reflect any material changes occurring prior to the completion of the offering. For a discussion of some of the important factors that could cause results to differ from those expressed in, or implied by, the forward-looking statements contained herein, please refer to the Fund's registration statement (SEC File No. 333-181853), in particular, the "Risk Factors" section. The forward-looking statements in this document are excluded from the safe harbor protection of Section 27A of the Securities Act of 1933.

Risk Factors
The Fund should be considered speculative and involves a high degree of risk including the potential loss of investment. The Fund's illiquid nature will prevent investors from having access to their money for an indefinite period of time. Investors are subject to stockholder transaction expenses of 13% in addition to annual management fees. The Fund intends to qualify as a REIT, and if it does not qualify, there may be adverse tax consequences.

NEITHER THIS PRESENTATION NOR THE CONTENT HEREIN CONSTITUTES AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY THE FUND'S SHARES (WHICH MAY ONLY BE DONE THROUGH THE PROSPECTUS) AND IS NOT INCORPORATED BY REFERENCE INTO THE PROSPECTUS. The Fund is not offering its securities or soliciting any offer to purchase its securities in any state where the offer or sale is not permitted. In particular, the Fund will not offer its securities in AK, AL, KY, MT, ND, NY, RI, SD, WV or WY.

Prospective investors in the Fund should carefully consider the Fund's investment objectives, risks, charges and expenses, which are discussed in the Prospectus, before investing. The Prospectus, which contains this and other information about the Fund, is available and should be read carefully before investing. A copy of the Prospectus may be obtained from Arete Wealth Management, LLC by calling 847-659-9366 or by writing to Arete Wealth Management, LLC, 1699 East Woodfield Road, Suite 565, Schaumburg, IL 60173-4920. Among others, Arete Wealth Management, LLC, a broker-dealer registered in North Carolina, will offer the Fund in that state.

THE COMMISSIONER OF CORPORATIONS OF THE STATE OF CALIFORNIA DOES NOT RECOMMEND OR ENDORSE THE PURCHASE OF THE FUND'S SECURITIES.

SALES AND ADVERTISING LITERATURE MUST BE READ IN CONJUNCTION WITH THE PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. A COPY OF THE PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH ANY OFFERING.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the Fund's securities or determined if the information herein or in the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Arete Wealth Management, LLC is a member of FINRA (www.finra.org) and SIPC (www.sipc.org).